Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses		$ 337,582	$ 1,527,703
Loss from operations		(337,582)	(1,527,703)
Other income (expense):
Interest earned on marketable securities held in Trust Account		3,146	5,566
Loss in initial issuance of Private Placement Warrants			(1,272,500)
Change in fair value of warrants		(2,690,000)	813,000
Other expense, net		(2,686,854)	(453,934)
Formation and operating costs				$ 2,528
Net (loss) income		$ (3,024,436)	$ (1,981,637)	$ (2,528)
Weighted average shares outstanding, Class A redeemable common stock (in Shares)		20,700,000	20,700,000
Basic and diluted net income per share, Class A redeemable common stock (in Shares)
Weighted average shares outstanding, Class B non-redeemable common stock (in Shares)		5,175,000	5,107,873
Basic and diluted net loss per share, Class B non-redeemable common stock (in Dollars per share)		$ (0.58)	$ (0.39)
Weighted average shares outstanding, basic and diluted	[1]			4,500,000
Basic and diluted net loss per common share				$ 0.00

[1]	Excluded up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).